Segment Reporting (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Segment Revenue & Other income
Revenue from contracts with customers	$ 2,387,426	$ 1,842,909	$ 1,396,197
Cost of sales of goods	(667,371)	(418,693)	(337,546)
Gross profit	1,720,055	1,424,216	1,058,651
Other income	532,050	1,849,163	1,605,987
Other gains/(losses) – net	38,413	95,167	(375,479)
General and administrative expenses	(5,014,128)	(3,412,576)	(3,109,845)
Research and development expenses	(1,044,528)	(2,257,224)	(4,630,674)
Selling and marketing expenses	864,644	686,714	1,271,526
Operating profit/(loss)	(4,632,782)	(2,987,968)	(6,722,886)
Finance income	39	1,238	8,386
Finance costs		(24,199)	(89,654)
Profit/(loss) for the year	(4,632,743)	(3,010,929)	(6,804,154)
Assets
Segment assets	8,561,647	9,242,688	8,286,491
Total assets	8,561,647	9,242,688	8,286,491
Liabilities
Segment liabilities	1,210,511	803,338	1,711,565
Total liabilities	1,210,511	803,338	1,711,565
Research and Development [Member]
Segment Revenue & Other income
Revenue from contracts with customers
Cost of sales of goods
Gross profit
Other income	531,005	1,849,123	1,600,315
Other gains/(losses) – net
General and administrative expenses
Research and development expenses	(1,044,528)	(2,257,224)	(630,674)
Selling and marketing expenses
Operating profit/(loss)	(513,523)	(408,101)	(3,030,359)
Finance income
Finance costs
Profit/(loss) for the year	(513,523)	(408,101)	(3,030,359)
Assets
Segment assets	531,828	1,191,029	1,498,112
Total assets	531,828	1,191,029	1,498,112
Liabilities
Segment liabilities	221,520	174,434	514,326
Total liabilities	221,520	174,434	514,326
HyperImmune Products [Member]
Segment Revenue & Other income
Revenue from contracts with customers	2,387,426	1,842,909	1,396,197
Cost of sales of goods	(667,371)	(418,693)	(337,546)
Gross profit	1,720,055	1,424,216	1,058,651
Other income	1,045	40	5,672
Other gains/(losses) – net	(13,394)	(163,600)	(136,494)
General and administrative expenses
Research and development expenses
Selling and marketing expenses	(864,644)	(686,714)	(543,129)
Operating profit/(loss)	843,062	573,942	384,700
Finance income
Finance costs
Profit/(loss) for the year	843,062	573,942	384,700
Assets
Segment assets	2,705,330	3,162,045	2,585,755
Total assets	2,705,330	3,162,045	2,585,755
Liabilities
Segment liabilities	191,836	26,009	330,218
Total liabilities	191,836	26,009	330,218
Unallocated [Member]
Segment Revenue & Other income
Revenue from contracts with customers
Cost of sales of goods
Gross profit
Other income
Other gains/(losses) – net	51,807	258,767	(238,985)
General and administrative expenses	(5,014,128)	(3,412,576)	(3,109,845)
Research and development expenses
Selling and marketing expenses			(728,397)
Operating profit/(loss)	(4,962,321)	(3,153,809)	(4,077,227)
Finance income	39	1,238	8,386
Finance costs		(24,199)	(89,654)
Profit/(loss) for the year	(4,962,282)	(3,176,770)	(4,158,495)
Assets
Segment assets	5,324,489	4,889,614	4,202,624
Total assets	5,324,489	4,889,614	4,202,624
Liabilities
Segment liabilities	797,155	602,895	867,021
Total liabilities	$ 797,155	$ 602,895	$ 867,021